MORTGAGE LOANS ON REAL ESTATE - Credit Quality Indicators (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Allowance for credit losses	$ (30)		$ (28)
Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	150
2022	1,592
2021	748
2020	491
2019	560
Prior	2,464
Total	6,005		5,929
Allowance for credit losses	(47)	$ (52)	(41)	$ (38)	$ (3)	$ (1)
Total, net of allowance	5,958		5,888
Apartment | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	1
2022	472
2021	223
2020	83
2019	140
Prior	101
Total	1,020		907
Hotel | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	35
2022	225
2021	99
2020	39
2019	130
Prior	500
Total	1,028		1,114
Industrial | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	0
2022	310
2021	183
2020	217
2019	130
Prior	250
Total	1,090		1,050
Office | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	1
2022	119
2021	29
2020	24
2019	46
Prior	857
Total	1,076		1,187
Parking | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	0
2022	55
2021	29
2020	27
2019	13
Prior	293
Total	417		420
Retail | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	0
2022	264
2021	118
2020	65
2019	35
Prior	379
Total	861		874
Storage | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	8
2022	8
2021	22
2020	36
2019	38
Prior	16
Total	128		120
Other | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	105
2022	139
2021	45
2020	0
2019	28
Prior	68
Total	$ 385		$ 257